CFO Silvia Acquisition (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 06, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Business Combination [Line Items]
Revenue			$ 37,000		$ 38,000	$ 85,000
Net loss		24,618,000	(65,047,000)		(172,806,000)	(28,975,504)
Trademarks [Member]
Business Combination [Line Items]
Business combination identifiable trademark			$ 1,500,000	$ 1,500,000	$ 1,500,000
Estimated useful life			10 years	10 years	10 years
Noncompete Agreements [Member]
Business Combination [Line Items]
Business combination identifiable trademark			$ 2,300,000	$ 2,300,000	$ 2,300,000
Estimated useful life			3 years	3 years	3 years
Use Rights [Member]
Business Combination [Line Items]
Business combination identifiable trademark			$ 11,400,000	$ 11,400,000	$ 11,400,000
Estimated useful life			3 years	3 years	3 years
Common Stock [Member]
Business Combination [Line Items]
Net loss
CFO Silvia [Member]
Business Combination [Line Items]
Voting rights percentage	100.00%
Fair value of consideration	$ 23,309,000
Contingent consideration	$ 5,900,000
Consideration shares issuable	4,643,250
Consideration per share	$ 1.90
Escrow deposit of shares	900,000
Shares issuable description	The undiscounted range of outcomes associated with the arrangement is either (i) no shares issued or (ii) issuance of 4,643,250 shares upon achievement of the specified market condition.
Repayment of cash consideration	$ 1,400,000
Business combination identifiable trademark	15,280,000
Goodwill	12,671,000
Other expenses					$ 1,400,000
Revenue				$ 12,000
Net loss				$ 8,400,000
CFO Silvia [Member] | Shain Noor [Member]
Business Combination [Line Items]
Repayment of cash consideration	5,000,000.0
CFO Silvia [Member] | Common Stock [Member]
Business Combination [Line Items]
Contingent consideration	$ 16,000,000.0
Consideration shares issuable	8,416,951
Consideration per share	$ 9.00